TFA - Accounted for as sales - by transaction type (Details 6) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Dec. 31, 2015
Transfer of Financial Assets Accounted for as Sales [Line Items]
Carrying amount derecognized	SFr 308	SFr 703
Gross cash proceeds received for assets derecognized	378	775
Fair value of transferred assets	404	773
Gross derivative assets recorded	319,100	268,000
Gross derivative liabilities recorded	326,300	272,000
Interest rate derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	220,000	168,700
Gross derivative liabilities recorded	211,700	161,000
Foreign exchange derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	59,500	58,400
Gross derivative liabilities recorded	70,400	68,500
Equity/index-related derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	23,900	20,900
Gross derivative liabilities recorded	29,300	24,500
Credit derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	13,400	17,300
Gross derivative liabilities recorded	13,600	16,400
Other products
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	2,300	2,700
Gross derivative liabilities recorded	1,300	1,600
Sales with total return swaps
Transfer of Financial Assets Accounted for as Sales [Line Items]
Carrying amount derecognized		395
Gross cash proceeds received for assets derecognized		397
Fair value of transferred assets		398
Sales with longevity swaps
Transfer of Financial Assets Accounted for as Sales [Line Items]
Carrying amount derecognized	308	308
Gross cash proceeds received for assets derecognized	378	378
Fair value of transferred assets	404	375
Derivatives related to Transfers of Assets accounted for as sale
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	583	553
Gross derivative liabilities recorded	0	7
Derivatives related to Transfers of Assets accounted for as sale | Equity/index-related derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded		7
Gross derivative liabilities recorded		7
Derivatives related to Transfers of Assets accounted for as sale | Other products
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	583	546
Derivatives related to Transfers of Assets accounted for as sale | Sales with total return swaps
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded		7
Gross derivative liabilities recorded		7
Derivatives related to Transfers of Assets accounted for as sale | Sales with longevity swaps
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	SFr 583	SFr 546